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                          dfeldman@feldmanweinstein.com

                                                               February 28, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington,  D.C. 20549

Re:   EDGAR Filing
      Name of Company:    Catalyst Lighting Group, Inc.
      Type of Report      Form  SB-2
      SEC File No.        333-121179
      CIK Number          0001161582

Ladies  and  Gentlemen:

      In accordance with the provisions of Regulation S-T and on behalf of the above referenced registrant, we transmit to you the registrant's EDGAR filing of registrant's Post Effective Amendment #2 to Form SB-2. We request both electronic and hard copy acceptance message.

      A manually signed hard copy of the transmitted report has been retained together with the Company's books and records.

                                   Very  truly  yours,


                                   /s/  David  N.  Feldman
                                   David  N.  Feldman